Offerings	Sep. 17, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Offering Note
(1) Omitted pursuant to Form S-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2(A)(iii)(c).
(2) An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices or upon conversion, exchange or exercise of securities registered hereunder to the extent any such securities are, by their terms, convertible into, or exchangeable or exercisable for, such securities. Securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees and will pay any applicable registration fees on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.
(3) Each depositary share will be issued under a deposit agreement and will be evidenced by a depositary receipt. In the event OneMain Holdings, Inc. or selling stockholders elect to offer to the public fractional interests in shares of the preferred stock registered hereunder, depositary receipts will be distributed to those persons purchasing such fractional interests, and shares of preferred stock will be issued to the depositary under the deposit agreement. No separate consideration will be received for the depositary shares.
(4) If OneMain Finance Corporation issues debt securities, OneMain Holdings, Inc. may be a guarantor thereof, and if OneMain Holdings, Inc. issues debt securities, OneMain Finance Corporation may be a guarantor thereof. In either case, no separate consideration will be paid in respect of the guarantees. Pursuant to Rule 457(n) of the Securities Act, no separate fee will be payable with respect to the guarantees of the debt securities.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Offering Note	See footnotes (1) and (2) above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depository Shares(3)
Offering Note	See footnotes (1), (2) and (3) above.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of OneMain Holdings, Inc.
Offering Note	See footnotes (1) and (2) above.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	See footnotes (1) and (2) above.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Offering Note	See footnotes (1) and (2) above.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Offering Note	See footnotes (1) and (2) above.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees by OneMain Holdings, Inc. of Debt Securities of OneMain Finance Corporation (4)
Offering Note	See footnotes (1), (2) and (4) above.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of OneMain Finance Corporation
Offering Note	See footnotes (1) and (2) above.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees by OneMain Finance Corporation of Debt Securities of OneMain Holdings, Inc.(4)
Offering Note	See footnotes (1), (2) and (4) above.